Borrowings - Schedule of Non-current and Current Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 373,567	€ 402,622
Proceeds	49,937	259,720
Repayments	(178,738)	(290,781)
Other	1,423	2,006
At end of period	246,189	373,567
Non-current	162,123	196,401
Current	84,066	177,166
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	323,563	316,956
Proceeds	49,937	209,720
Repayments	(128,734)	(205,119)
Other	1,423	2,006
At end of period	246,189	323,563
Non-current	162,123	196,401
Current	84,066	127,162
Other borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	50,004	85,666
Proceeds	0	50,000
Repayments	(50,004)	(85,662)
Other	0	0
At end of period	0	50,004
Non-current	0	0
Current	€ 0	€ 50,004